Net Income (Loss) Per Share - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013 Class L Common Stock	Jan. 28, 2012 Class L Common Stock	Feb. 02, 2013 Class A common stock	Jan. 28, 2012 Class A common stock	Feb. 01, 2014 Restricted Stock Units (RSUs)	Feb. 02, 2013 Restricted Stock Units (RSUs) Class L Common Stock	Jan. 28, 2012 Restricted Stock Units (RSUs) Class L Common Stock	Feb. 02, 2013 Restricted Stock Units (RSUs) Class A common stock	Jan. 28, 2012 Restricted Stock Units (RSUs) Class A common stock
Earnings Per Share [Line Items]
Dividend rate	14.50%
Options outstanding	3,527,800	255,457	290,464	25,290,243	28,755,936
Non-vested restricted stock units						81,396	5,000	28,122	495,000	2,784,078
Fair value of temporary equity units		$ 316.8